Intangable Assets, Net (Details) - Schedule of intangable assets, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	$ 129,831,459	$ 56,948,933
Accumulated amortization and impairment	(26,946,440)	14,232,339
Net carrying value	102,885,017	42,716,594
Software [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	288,964	195,560
Accumulated amortization and impairment	(210,358)	195,560
Net carrying value	78,606
Copyright [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	847,181	847,181
Accumulated amortization and impairment	(84,718)
Net carrying value	762,463	847,181
Trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	21,256,665	1,308,033
Accumulated amortization and impairment	(2,832,381)	1,308,033
Net carrying value	18,424,284
Customer Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	1,044,928
Accumulated amortization and impairment	(78,372)
Net carrying value	966,556
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	51,783,276
Accumulated amortization and impairment	(5,548,208)
Net carrying value	46,235,068
Patents [Member]
Finite-Lived Intangible Assets [Line Items]
Gross carrying value	54,610,445	54,598,159
Accumulated amortization and impairment	(18,192,405)	12,728,746
Net carrying value	$ 36,418,040	$ 41,869,413